LEASES (Schedule of Operating Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating lease right-of-use assets	$ 6,767	$ 6,664
Current operating lease liabilities	1,614	1,330	[1]
Non-current operating lease liabilities	5,758	5,688	[1]
Total operating lease liabilities	$ 7,372	$ 7,018
Israel [Member]
Operating Leases
Weighted Average Remaining Lease Term	4 years	5 years
Weighted Average discount rate percentage	4.50%	4.50%
United States [Member]
Operating Leases
Weighted Average Remaining Lease Term	5 years	6 years
Weighted Average discount rate percentage	4.84%	4.84%

[1]	Reclassified due to discontinued operation.